Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Operating activities:
Net loss	$ (2,596)	¥ (17,908)	¥ (677,712)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of interest expenses	1,504	10,374	17,151
Operating lease right of use assets	11	76	143
Allowance for credit losses	32	220
Impairment of goodwill			644,908
Changes in operating assets and liabilities:
Accounts receivable	71	493	14,578
Advance to supplier	(424)	(2,918)	(1,273)
Other current assets	53	363	6,270
Accounts payable	111	764	(11,527)
Tax payable			(318)
Advance from customer	14	94
Accrued expenses and other current liabilities	3	20
Lease liabilities	(11)	(79)	(168)
Net cash used in operating activities	(1,232)	(8,501)	(7,948)
Investing activities:
Proceeds from disposal of property and equipment	1	6
Purchase of short-term investments	(581)	(4,010)
Proceeds of sale of short-term investment	520	3,590	330
Purchase in acquisition of a subsidiary			(1,107)
Cash and restricted cash acquired in acquisition of a subsidiary			476
Net cash used in investing activities	(60)	(414)	(301)
Financing activities:
Proceeds from short-term debt	228	1,572	65,073
Proceeds from borrowing from related parties			1,060
Repayment of notes payable			(60,231)
Net cash provided by financing activities	228	1,572	5,902
Effect of foreign exchange rate changes	131	905	(848)
Net decrease in cash and cash equivalents and restricted cash	(933)	(6,438)	(3,195)
Cash, cash equivalents and restricted cash at the beginning of the period	2,302	15,879	13,085
Cash, cash equivalents and restricted cash at the end of the period	1,369	9,441	9,890
Supplemental Cash Flow Information
Cash paid for income tax			236
Non-cash Investing and Financing activities
Short-term debt settled by ordinary shares			¥ (61,808)